Capital stock - Treasury Shares (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury Shares [Line Items]
Total Treasury shares	857,134,276	870,109,128	679,702,740	684,252,628
Treasury shares
Treasury Shares [Line Items]
Treasury shares	18,937,036	5,721,638	10,077,405
Shares in Long-term incentive plan trust	8,415,124	8,655,670	8,456,290
Total Treasury shares	27,352,160	14,377,308	18,533,695